UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22801

___Franklin ETF Trust____
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison E. Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 6/30/22

Item 1. Proxy Voting Records.

Franklin Equity Portfolio Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Fixed Income Portfolio Fund

SCHWAB STRATEGIC TRUST Meeting Date: JUN 01, 2022 Record Date: MAR 07, 2022 Meeting Type: SPECIAL
Ticker: Security ID: 808524870
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Walter W. Bettinger, II	Management	For	For
1.2	Elect Director Richard A. Wurster	Management	For	For
1.3	Elect Director Robert W. Burns	Management	For	For
1.4	Elect Director Nancy F. Heller	Management	For	For
1.5	Elect Director David L. Mahoney	Management	For	For
1.6	Elect Director Jane P. Moncreiff	Management	For	For
1.7	Elect Director Kiran M. Patel	Management	For	For
1.8	Elect Director Kimberly S. Patmore	Management	For	For
1.9	Elect Director J. Derek Penn	Management	For	For

1.10	Elect Director Michael J. Beer	Management	For	For

Franklin Liberty Short Duration U.S. Government ETF

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin ETF Trust______

By (Signature and Title)* /s/MATTHEW T. HINKLE__

Matthew T. Hinkle,

Chief Executive Officer – Finance and Administration

Date August 25, 2022__

* Print the name and title of each signing officer under his or her signature.